Annual Total Returns- Inverse Mid-Cap Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Inverse Mid-Cap Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.27%)	(18.79%)	(28.25%)	(12.45%)	(1.77%)	(20.20%)	(14.94%)	11.39%	(21.03%)	(25.53%)